Consolidated Statements of Comprehensive Loss ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 ILS (₪) ₪ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 ILS (₪) ₪ / shares shares	Dec. 31, 2015 ILS (₪) ₪ / shares shares
Profit (loss) [Abstract]
Revenue	₪ 1,668	$ 481	₪ 292
Cost of Revenue	52	15
Gross Profit	1,616	466	292
Research and development expenses:
Research and development expenses	16,921	4,881	29,200	22,919
Participation in research and development expenses	(2,855)	(823)	(12,411)	(11,055)
Research and development expenses, net	14,066	4,058	16,789	11,864
General, administrative and marketing expenses	8,303	2,394	11,048	6,950
Operating loss	20,753	5,986	27,545	18,814
Financial income	(253)	(74)	(93)	(215)
Financial expenses	380	110	441	51
Financial expenses (income), net	127	36	348	(164)
Comprehensive loss	₪ 20,880	$ 6,022	₪ 27,893	₪ 18,650
Basic and diluted loss per ordinary share (NIS/USD) | (per share)	₪ 0.16	$ 0.05	₪ 0.28	₪ 0.22
Weighted average ordinary shares outstanding	133,187,048	133,187,048	100,624,945	84,672,767